Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Mar 31, 2022	Dec 31, 2021
		Revised
Non‑current liabilities
Non‑current portion of secured bank loans	21,890	—
Total non‑current loans	21,890	—
Lease liabilities*	14,540	15,394
Total non‑current liabilities	36,430	15,394

Current liabilities
Current portion of secured bank loans	301	505
Bank overdrafts	3,273	3,310
Total current loans	3,574	3,815
Current portion of lease liabilities*	2,953	3,330
Total current liabilities	6,527	7,145

Total non‑current and current liabilities	42,957	22,539

* Lease liabilities as of December 31,2021 have been revised. Refer to Note 2.2 – Revision of selected assets and liabilities in the consolidated statement of financial position and selected income and expenses in the consolidated statement of comprehensive loss.

Schedule of outstanding interest-bearing liabilities

				Mar 31, 2022		Dec 31, 2021
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
						Revised	Revised
Secured bank loan	EUR	2.95%	2017‑22	301	301	505	505
Secured bank loan	USD	7.93%	2022-27	22,348	21,890	—	—
Bank overdrafts	EUR	4.75%	Rollover	499	499	499	499
Bank overdrafts	EUR	3.75%	Rollover	2,372	2,372	2,329	2,329
Bank overdrafts	EUR	4.50%	Rollover	402	402	482	482
Lease liabilities**	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	17,493	17,493	18,724	18,724
Total interest‑bearing financial liabilities				43,415	42,957	22,539	22,539

*  represents the incremental borrowing rate of the Group at the commencement of the leases

** Lease liabilities as of December 31, 2021 has been revised. Refer to Note 2.2 – Revision of selected assets and liabilities in the consolidated statement of financial position and selected income and expenses in the consolidated statement of comprehensive loss.

Schedule of trade payables and other liabilities

in EUR k	Mar 31, 2022	Dec 31, 2021
Trade payables	5,897	11,252
Government grants (deferred income)	9,023	9,396
Contract liabilities	2,166	4,842
Warrants liability	2,603	—
Others	12,393	14,632
Trade payables and other liabilities	32,082	40,122
Non‑current	10,109	8,028
Current	21,973	32,094

Schedule of key assumptions used to derive warrants value

	Mar 31, 2022	Jan 31, 2022
Exercise price (USD)	7.72	7.72
Share price at grant date (USD)	4.21	4.42
Volatility (%)	80	80
Risk-free interest rate (%)	1.63	1.65
Dividend yield (%)	-	-
Time to maturity	4.75	4.9